Stock-Based Compensation (Details)	12 Months Ended
Jun. 30, 2015
Dividend yield	0.00%
Minimum
Expected volatility	90.00%
Risk free interest rate	1.31%
Expected term (years)	5 years
Maximum
Expected volatility	103.00%
Risk free interest rate	2.38%
Expected term (years)	7 years